Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 15.51	$ 12.03	$ 14.09
Assumptions:
Expected volatility	31.00%	41.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.66%	0.83%
Expected life	5 years	5 years